Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 26, 2016
Document Effective Date	Jul. 31, 2016
Prospectus Date	Jul. 31, 2016
AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Prospectus:
Trading Symbol	ALFA
AlphaClone International ETF | AlphaClone International ETF
Prospectus:
Trading Symbol	ALFI
AlphaClone Small Cap ETF | AlphaClone Small Cap ETF
Prospectus:
Trading Symbol	ALFS
AlphaClone Activist Manager ETF | AlphaClone Activist Manager ETF
Prospectus:
Trading Symbol	ALFD
AlphaClone Value Manager ETF | AlphaClone Value Manager ETF
Prospectus:
Trading Symbol	ALFV